Note 21 - Stock Warrant Liabilities	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of derivative financial instruments [text block]
21.	Stock warrant liabilities

	2025		2024
Public Warrants	No. of units	Amount	No. of units	Amount
At January 1	958,272	$910,263	958,272	$287,482
Change in fair value	-	(669,257)	-	622,781
At December 31	958,272	$241,006	958,272	$910,263

	2025		2024
Private Warrants	No. of units	Amount	No. of units	Amount
At January 1	1,206,250	$19,172,009	2,000,000	$5,934,000
Granted	-	-	825,000	4,105,372
Exercised	(1,206,250)	(20,880,595)	(1,618,750)	(23,631,428)
Change in fair value	-	1,708,586	-	32,764,065
At December 31	-	$-	1,206,250	$19,172,009

a)

The public warrants will expire five years from the consummation of the Business Combination on July 13, 2023 (the “Closing Date”) or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the outstanding warrants for redemption at a price of $0.01 per warrant upon satisfaction of certain conditions. Each warrant entitles the registered holder to purchase one share of ordinary share at a price of $115.00 per share, which is adjustable in certain circumstances.

b)

The private warrants were granted along with convertible preference shares associated with a securities purchase agreement entered on September 19, 2023 and February 20, 2024, respectively. Refer to Note 22 for the details. The private warrants have an exercise price of $5.90 per ordinary share and are exercisable at any time after its issuance and will expire on the fifth anniversary of the date on which the private warrants become exercisable.